Income Taxes - Components of Group's Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	May 31, 2017	May 31, 2016
Deferred tax assets, non-current
Allowance doubtful accounts	$ 2,017	$ 252
Accrued expenses	21,893	18,427
Deferred revenue for incentive plan	233	2,376
Net operating loss carry-forward	8,696	6,910
Total deferred tax assets, non-current	32,839	27,965
Less: valuation allowance	(3,981)	(3,624)
Net, deferred tax assets, non-current	28,858	24,341
Deferred tax liabilities, non-current
Acquired of non-current assets	2,220	1,982
Total deferred tax liabilities, non-current	$ 2,220	$ 1,982